VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of VIE Amounts in Consolidated Balance Sheets

As at	December 31,	December 31,
	2018	2017
Current assets	$1,383.5	$1.4
Property, plant and equipment	619.2	84.3
Long-term investments and other assets	48.0	48.0
Current liabilities	(161.8)	—
Asset retirement obligations	(0.9)	—
Deferred tax credits	(3.0)	—
Net assets	$1,885.0	$133.7